Property and Equipment, net (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Property and Equipment, net [Abstract]
Equipment and computer hardware	$ 595,138	$ 46,731	$ 756,197
Office furniture	128,160	135,701	127,669
Equipment		$ 46,731	46,731
Leasehold Improvements	35,000
Equipment held under capital Lease	66,272	$ 53,112	53,112
Property, plant and equipment other, gross	824,570	1,090,833	983,709
Less: accumulated depreciation	(499,497)	(854,127)	(744,894)
Property and equipment, net	$ 325,073	$ 236,706	$ 238,815